Annual Total Returns[BarChart] - UltraMid-Cap ProFund - Investor	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	50.06%	(13.24%)	32.53%	70.80%	15.66%	(8.56%)	38.52%	29.54%	(26.38%)	48.89%